Subsequent Events (Details)						1 Months Ended	3 Months Ended	12 Months Ended
	May 07, 2025 USD ($)	Apr. 23, 2025	Apr. 08, 2025 USD ($)	Jan. 23, 2025 USD ($)	Nov. 08, 2021	Jan. 31, 2022 USD ($)	Mar. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Nov. 29, 2023 $ / shares	Nov. 27, 2023 Agreements $ / shares shares	Jul. 31, 2023	Jan. 25, 2023 Agreements
Subsequent Events (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage												8.00%
Senior Convertible Debt ]Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							8.00%	8.00%
Debt Instrument, Maturity Date					Apr. 05, 2025		Apr. 05, 2026	Apr. 05, 2026
Repayments of Debt						$ 6,900,000
Repurchase Agreement [Member]
Subsequent Events (Details) [Line Items]
Number of Exchange Agreements (in Agreements) | Agreements											2		2
Stock Purchase Agreement [Member]
Subsequent Events (Details) [Line Items]
Financing Purchase Price				$ 15,000,000
Net Proceeds Raised In Financing To Pay First Installment Of Repurchase Price				$ 13,000,000
Description Of Termination Agreement				the Company, Transact Europe and the Purchaser also entered into a Termination Agreement (the “Termination Agreement”). Among other things, the Termination Agreement provided the Company with the right to terminate the January 2025 SPA and all of the transactions contemplated therein, by paying the Purchaser $16.5 million on or before 90 days after the date of execution of the January 2025 SPA (April 23, 2025).
Cost Of Damages Amount				$ 16,500,000
Termination Payment As Interest Expense				16,500,000
Nasdaq Stockholder’s Equity Deficiency Notice [Member]
Subsequent Events (Details) [Line Items]
Negative Stockholders' Equity Balance								$ 1,500,000
Non-Payment of Second Installment for Note Repayment Agreement [Member]
Subsequent Events (Details) [Line Items]
Repayments of Debt							$ 4,000,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Financing Purchase Price	$ 15,000,000
Description Of Termination Agreement		the Company, Transact Europe, and the Purchaser executed and entered into a modification agreement (the “Modification Agreement”) which provides that, notwithstanding the terms of the Termination Agreement or the January 2025 SPA, the Purchaser would not take any actions to close on the purchase of the Ryvyl EU Shares before May 6, 2025, so that the Company and the Purchaser could attempt to enter into an alternative transaction in lieu of the securities purchase transaction under the January 2025 SPA. The Company had the right, at any time, on or before May 6, 2025, to extend this period, so that the Purchaser would not exercise such right to purchase the Ryvyl EU Shares, until May 27, 2025, in consideration for the Company’s payment to the Purchaser of $0.75 million.
Payment To The Purchaser Amount	16,500,000
Total Consideration Amount Received	16,500,000
Termination Payment As Interest Expense	1,500,000
Incur Loss on Sale	$ 6,000,000
Subsequent Event [Member] | Repurchase Agreement [Member]
Subsequent Events (Details) [Line Items]
Payments for Repurchase of Preferred Stock and Preference Stock				$ 17,000,000
Repurchase Agreements, Maturities				The Repurchase Agreement provides for the payment of the Repurchase Price in two installments, the first in the amount of $13 million (the “First Installment”), which was paid on January 27, 2025. The second installment, in the amount of $4 million (the “Second Installment”), is due and payable on or before April 30, 2025 (the “Second Installment Date”), and the maturity date of the Note is advanced to such date.
Subsequent Event [Member] | Repurchase Agreement [Member] | Senior Convertible Debt ]Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Debt Instrument, Maturity Date				Apr. 05, 2026
Subsequent Event [Member] | Stock Purchase Agreement [Member]
Subsequent Events (Details) [Line Items]
Financing Purchase Price				$ 15,000,000
Net Proceeds Raised In Financing To Pay First Installment Of Repurchase Price				$ 13,000,000
Description Of Termination Agreement				the Company, Transact Europe and the Purchaser also entered into a Termination Agreement (the “Termination Agreement”). Among other things, the Termination Agreement provides the Company with the right to terminate the SPA and all of the transactions contemplated therein, by paying the Purchaser $16.5 million on or before 90 days after the date of execution of the SPA (April 23, 2025), provided that such date may be extended an additional 30 days (May 23, 2025) in consideration for the Company’s payment of $500,000 to the Purchaser.
Cost Of Damages Amount				$ 16,500,000
Subsequent Event [Member] | Nasdaq Stockholder’s Equity Deficiency Notice [Member]
Subsequent Events (Details) [Line Items]
Minimum Stockholders' Equity Requirement			$ 2,500,000
Series B Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Preferred Stock, Shares Outstanding (in Shares) | shares							0	53,499	55,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares							$ 0.01	$ 0.01	$ 0.01	$ 1,000
Series B Preferred Stock [Member] | Repurchase Agreement [Member]
Subsequent Events (Details) [Line Items]
Preferred Stock, Shares Outstanding (in Shares) | shares											55,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares											$ 0.01